SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A ordinary shares reflected in the condensed balance sheets

Gross proceeds	$816,810,000
Less:
Proceeds allocated to Public Warrants	$(39,745,978)
Class A ordinary shares issuance costs	$(44,871,756)
Plus:
Accretion of carrying value to redemption value	$84,617,734
Class A ordinary shares subject to possible redemption	$816,810,000

Gross proceeds	$816,810,000
Less:
Proceeds allocated to Public Warrants	$(39,745,978)
Class A ordinary shares issuance costs	$(44,871,756)
Plus:
Accretion of carrying value to redemption value	$84,617,734
Class A ordinary shares subject to possible redemption	$816,810,000

Schedule of basic and diluted net income (loss) per ordinary share

	Three Months Ended		Three Months Ended
	September 30, 2021		September 30, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$8,917,498	$2,229,375	$—	$(10,000)
Denominator:
Basic and diluted weighted average shares outstanding	81,681,000	20,420,250	—	18,750,000

Basic and diluted net income (loss) per ordinary share	$0.11	$0.11	$—	$(0.00)

	Nine Months Ended		Nine Months Ended
	September 30, 2021		September 30, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$26,198,774	$6,549,693	$—	$(11,854)
Denominator:
Basic and diluted weighted average shares outstanding	81,681,000	20,420,250	—	18,750,000

Basic and diluted net income (loss) per ordinary share	$0.32	$0.32	$—	$(0.00)

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(9,780,661)	$(9,861,099)	$—	$(1,853)
Denominator:
Basic and diluted weighted average shares outstanding	18,828,526	18,983,377	—	18,750,000
Basic and diluted net loss per ordinary share	$(0.52)	$(0.52)	$—	$(0.00)